Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan
1. Description of Plan
The following description of the Papa John’s International, Inc. 401(k) Plan (the “Plan”) provides general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.
General
Papa John’s International, Inc. (the “Company”) established the Plan on October 1, 1995. The Plan was amended and restated effective July 1, 2022, and subsequently amended effective January 1, 2024 and February 1, 2026. The Plan is a defined contribution plan available to all eligible employees of the Company and its subsidiaries who have attained the age of 21 and have completed three months of service as defined by the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Participants may voluntarily elect to contribute from 1 to 75 percent of annual eligible wages to their accounts within the Plan, subject to Internal Revenue Code (“IRC”) limits. The Company makes safe harbor matching contributions to the Plan. The Company contributed, to participants who were active participants at any time during the payroll period, a matching amount equal to 100% of the first 4% of pay for a participants’ compensation, as defined in the Plan, up to the maximum deferrable amount allowed by the IRC. The Company has the ability to provide additional discretionary contributions in excess of the safe harbor matching contribution outlined in the Plan if it so chooses. The Company did not make any discretionary contributions in 2024 or 2025. Participants who die, retire, or are disabled during the Plan year also receive Company matching contributions.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions and Company matching contributions, as well as allocations of the Company’s contributions and Plan earnings. All contributions are allocated at the direction of the participant among selected investment funds. Each fund’s investment income or loss, less any investment management fee, is allocated to participants’ accounts based on their proportionate interest in the fund. The value of participant accounts will fluctuate with the market value of the securities in which the accounts are invested.
Vesting
Participant contributions and the earnings on those contributions are immediately vested to the participant. Company safe harbor matching contributions are fully vested upon receipt. Company discretionary contributions and related earnings would vest subject to a five-year graded vesting schedule based on years of vesting service. To receive vesting service for a Plan year, a participant must have completed at least 1,000 hours of service during the Plan year.
Distributions and Payment of Benefits
Vested account balances are payable upon retirement, death or disability, or termination of employment. In-service distributions are also permitted upon meeting certain requirements as defined by the Plan.
Notes Receivable from Participants
Eligible participants may borrow from their accounts a minimum loan amount of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, as defined. The $50,000 limit is subject to reduction by the amount of certain previously outstanding notes. Only two loans are allowed to be outstanding at a time. Loans are secured by the balances in the participants’ accounts and are interest bearing at the prime rate plus one percentage point at the time of the loans. The prime rate was 6.75% and 7.50% at December 31, 2025 and 2024, respectively. Interest rates on outstanding loans range from 4.25% to 9.50% maturing at various dates through January 2038. Loans must be repaid within five years, unless the proceeds are used to purchase a principal residence in which case the loan term may be extended. Principal and interest are generally paid ratably through payroll deductions.
Forfeitures
Forfeited balances of terminated participants’ non-vested accounts are used to reduce future Company contributions and administrative expenses. Forfeitures of approximately $16,500 were used to reduce the amount of employer matching contributions in 2025. Forfeitures of approximately $30,000 were used to reduce the administrative fees in 2024. There were no forfeitures that reduced the employer matching contributions receivable in 2025 or 2024. Forfeited amounts approximated $800 and $200 at December 31, 2025 and 2024, respectively.
Administrative Expenses
Administrative expenses of the Plan are paid by the Company or Plan participants, as provided by the Plan.
Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.